LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Loss Per Share

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2025	2024	2023
Basic and diluted loss per share	$(5.42)	$(9.27)	$(6.48)
a.Net loss

	For the Year Ended December 31
	2025	2024	2023
Net loss	$(79,969)	$(122,754)	$(76,038)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	14,755	13,249	11,740